CREDIT IMPAIRMENT CHARGES AND PROVISIONS - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ 102	£ 33
Recoveries of loans and advances, net of collection costs	10	8
Off-balance sheet credit exposures (See Note 21)	(7)	20
Credit impairment charges:	105	61
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 21)	247	141
Charge for residual value and voluntary termination	1	1
Provisions for other liabilities and charges	248	142
Total operating credit impairment (charges)/write-backs, provisions and charges	£ 353	£ 203